Stock Based Compensation (Details) - USD ($) $ in Thousands				12 Months Ended
	Dec. 15, 2021	Dec. 14, 2021	Dec. 14, 2021	Jul. 03, 2022	Jun. 27, 2021	Jan. 07, 2020	Sep. 29, 2017
Stock Based Compensation (Details) [Line Items]
General and administrative expenses				$ 1,867
Options exercised				70,576
Options repurchas				$ 4,362
Contractual term				10 years
Vested options (in Shares)				665,912
Compensation cost of share based bonus				$ 14,228
Share-based bonus (in Shares)				1,422,813
Description of Employee stock purchase plan			The maximum number of shares of the Company’s Class A common stock available for sale under the ESPP shall not exceed an aggregate of 4,926,989 shares, subject to an annual increase on the first day of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031, equal to the least of (i) 1% of the aggregate number of Shares outstanding on the final day of the immediately preceding calendar year, (ii) 1,753,487 Shares and (iii) such number of shares as is determined by the Board. If the aggregate funds available for purchase of the Shares would cause an issuance of Shares in excess of the Shares then available for issuance under the ESPP, the Committee will proportionately reduce the number of Shares that would otherwise be purchased by each participant to eliminate the excess.
2017 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Stock option share (in Shares)						50,581,181	16,316,506
2021 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Granted share of common stock (in Shares)		26,446,033
Common stock authorized (in Shares)				28,587,357
Compensation cost of vested options				$ 3,323
Performance Shares [Member] | 2017 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Compensation cost for performance-based	$ 24,516
Compensation cost for unvested time-based options	$ 138
General and administrative expenses					$ 3,140
Cost of revenues					$ 24
Earnout Restricted Stock Unit [Member]
Stock Based Compensation (Details) [Line Items]
Contractual term				5 years
Service period				5 years
Employee Stock [Member]
Stock Based Compensation (Details) [Line Items]
Aggregate shares (in Shares)			4,926,989